Stockholders' Deficit - Convertible Securities (Details) (USD $)	0 Months Ended	12 Months Ended					0 Months Ended	3 Months Ended	12 Months Ended
	Feb. 04, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 06, 2012	Feb. 03, 2012	Dec. 31, 2011	Feb. 04, 2013 Senior Secured Promissory Note [Member]	Dec. 31, 2012 Senior Secured Promissory Note [Member]	Dec. 31, 2012 Senior Secured Promissory Note [Member]	Feb. 03, 2012 Senior Secured Promissory Note [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt instrument, face amount (in dollars)							$ 550,000			$ 550,000
Debt conversion, converted instrument, amount (in dollars)							112,150	437,850	437,850
Debt conversion, converted instrument, shares issued (shares)	(773,983)	(2,069,439)					773,983	2,069,439	2,069,439
Debt instrument, convertible, conversion price (per share)							$ 0.145	$ 0.21	$ 0.21
Embedded derivative, conversion of notes into common stock (in dollars)		83,663							83,663
Compound embedded derivative	$ 12,461	$ 11,817	$ 0	$ 15,625	$ 12,151	$ 0